8. RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

Of Company sales in 2011 and 2012, $58,757 and $16,891 were to companies related by common control of the Company’s officers. Creation and sales of maps to the related companies are made on “as needed” basis, with prices dependent on the map work and complexity involved. Related party cost of sales in 2011 and 2012 were $30,709 and $45,732.

The Company in 2011 and 2012 paid a company related by common control $5,100 and $6,024 for office rent under a verbal, as requested arrangement.